SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	13 May 2010
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   36
                                          -----------
Form 13F Information Table Value Total:   $150382
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	  934	1152686			S		     S
American Water Works 		Common	030420103	 6115	 281030			S		     S
Applied Materials Inc		Common	038222105	 2531	 187900			S		     S
Aqua America Inc		Common	03826W103	 6302	 358660			S		     S
Badger Meter			Common	056525108	 3960	 102827			S		     S
Baldor Electric			Common	057741100	 2596	  69084			S		     S
Borgwarner Inc			Common	099724106	  895	  23433			S		     S
California Water Services	Common	130788102	 8805	 234112			S		     S
Clean Harbors Inc		Common	184496107	 7895	 142095			S		     S
Covanta Holdings Corp.		Common	22282E102	 1845	 110744			S		     S
Danaher Corp			Common	235851102	 1670	  20889			S		     S
Dionex Corp			Common	254546104	 4431	  59250			S		     S
Emerson Electric Co.		Common	291011104	 3053	  60638			S		     S
Idex Corp			Common	45167R104	  379	  11450 		S		     S
Insituform Technologies		Common	457667103	 2898	 108920			S		     S
Itron Inc			Common	465741106	 8665	 119407			S		     S
Johnson Controls inc		Common	478366107	 2682	  81052			s		     S
LKQ Corp			Common	501889208	 5462	 269080			S		     S
Mastec Inc			Common	576323109	 2792	 221383			S		     S
Mueller water Products Inc-A	Common	624758108	 3984	 833540			S		     S
Nalco Holdings			Common	62985Q101	 8262	 339124			S		     S
Ormat Technologies Inc		Common	686688102	 7224	 256712			S		     S
Pall corp			Common	696429307	 3091	  76325			S		     S
Pentair Inc.			Common	709631105	 6781	 190347			s		     S
Perkinelmer Inc.		Common	714046109	 2603	 108900			S		     S
Polypore International		Common	73179V103	 3803	 217790			S		     S
Power Integrations Inc		Common	739276103	 3088	  74940			S		     S
Regal Beloit			Common	758750103	 5039	  84590			S		     S
Republic services Inc		Common	760759100	 2132	  73011			S		     S
Roper Industries Inc		Common	776696106	 5911    102200			S		     S
Stericycle Inc			Common	858912108	 6065	 111280			S		     S
Sunpower Corp class B		Common	867652307	 2394	 142988			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 3779	  73471			S		     S
URS Corp			Common	903236107	 2156     43468			S		     S
Watts Water Technologies-A	Common	942749102	 6177	 198875			S		     S
3M Co				Common	88579Y101	 3983	  47655			S		     S